Stock-Based Compensation (Details 1) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Number of Options
Outstanding			0
Granted	50,000	9,050,000
Outstanding	9,050,000	9,050,000
Exercisable	6,213,890	6,213,890
Weighted Average Exercise Price
Outstanding			$ 0
Granted		$ 0.75
Outstanding	$ 0.75	$ 0.75
Exercisable	$ 0.75	$ 0.75
Weighted Average Remaining Contractual Life
Outstanding		4 years 7 months 6 days	0 years
Exercisable		4 years 7 months 6 days